Derivative Instruments - Gain (Loss) on the Company's Foreign Currency Forward Contracts Recorded in the Consolidated Statements of Operations and Comprehensive Income (Details) - Foreign currency forward contracts - USD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Derivative [Line Items]
Total loss (gain)	$ 28.5	$ 3.2	$ (4.5)
Asbestos adjustments loss (gain)
Derivative [Line Items]
Total loss (gain)	24.5	5.3	(11.7)
Selling, general and administrative expenses
Derivative [Line Items]
Total loss (gain)	$ 4.0	$ (2.1)	$ 7.2